FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in liabilities arising from financing activities
Balance at the beginning	₽ 91	₽ 841
Financing cash flows	(42)	(766)
Leases (non-cash)	20	18
Other		(2)
Balance at the end	69	91
Borrowings
Changes in liabilities arising from financing activities
Balance at the beginning		728
Financing cash flows		(728)
Lease liabilities
Changes in liabilities arising from financing activities
Balance at the beginning	91	113
Financing cash flows	(42)	(38)
Leases (non-cash)	20	18
Other		(2)
Balance at the end	₽ 69	₽ 91